Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Deferred Tax Assets Abstract
Net operating loss carrying forward	$ 6,123,858	$ 4,449,630
Less: valuation allowance	(6,123,858)	(4,449,630)
Total Assets